Document and Entity Information	4 Months Ended
	Jun. 30, 2013	Jul. 18, 2013
Document And Entity Information
Entity Registrant Name	Arkadia International
Entity Central Index Key	0001581545
Document Type	S-1
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		7,500,000
Document Fiscal Period Focus	CY
Document Fiscal Year Focus	2013